Trade Receivables	12 Months Ended
Dec. 31, 2024
Trade Receivables [Abstract]
Trade receivables
7	Trade receivables

Trade receivables are initially recorded at the transaction amount, which corresponds to the sales price, and are subsequently measured as follows: (i) fair value through other comprehensive income, in the case of receivables from credit card companies and (ii) amortized cost, for other customer portfolio.

		As of December 31,
	Note	2024	2023

Credit card companies	7.1	1,418	589
Credit card companies - FIC	10.1	412	211
Tickets	7.1	113	185
Total of credit card and tickets		1,943	985
Slips		177	148
Suppliers and others		93	81
		2,213	1,214
Provision for expected credit losses	7.2	(3)	(15)
		2,210	1,199

Set forth below the breakdown of trade receivables by their gross amount by maturity period:

			Overdue
	Total	Due	Less than 30 days	Over 30 days
December 31, 2024	2,213	2,204	8	1
December 31, 2023	1,214	1,202	5	7

7.1	Assignment of receivables

The Company assigned part of its receivables referring to credit cards and tickets with operators, without any right of recourse, aiming to anticipate its cash flow. As of December 31, 2024, the amount of these operations is R$1,976 (R$2,757 as of December 31, 2023). The amount was derecognized from the balance of trade receivables, since all risks related to the receivables were substantially transferred. The cost to advance these receivables as of December 31, 2024 was R$127 (R$116 as of December 31, 2023 and R$95 as of December 31, 2022), classified as “Cost and discount of receivables” in note 24.

7.2	Provision for expected credit losses

All portfolios consider estimated losses, which are recorded based on quantitative and qualitative analysis, the track record of effective losses in the last 24 months, the credit assessment, and considering information on assumptions and projections relating to macroeconomic events, such as unemployment index and consumer confidence index, as well as the volume of credits overdue of trade receivable portfolio. The Company opted for measuring provisions for trade receivable losses by an amount equal to the expected credit loss for the entire life, by adopting a matrix of losses for each level of maturity.

The balance of trade receivables is disclosed net of the provision for expected losses in the balance sheet.

	For the year ended December 31,
	2024	2023	2022
At the beginning of the year	(15)	(11)	(6)
Additions	(42)	(50)	(36)
Reversals	49	46	31
Write-offs	5	-	-
At the end of the year	(3)	(15)	(11)